Debt, Cargill Facility (Details) - USD ($)		12 Months Ended
	Jun. 29, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Abstract]
Proceeds from sale of vessel		$ 71,714,000	$ 35,886,000	$ 310,016,000
Vessel fair value participation liability		$ 3,271,000	0
Cargill Facility [Member]
Debt [Abstract]
Term of time charter		5 years
Bareboat hire rate per day	$ 8,600
Obligation to buy back vessel at maturity	22,680,000
Percentage of excess fair market value of vessel to be shared		25.00%
Vessel fair value participation liability		$ 3,271,000	$ 0
Cargill Facility [Member] | M/T Eco Marina Del Ray [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 32,387,000